SUBSEQUENT EVENTS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements except for the following events:
Extension Payment
Subsequent to September 30, 2023, the Company deposited an aggregate of $480,000 in the Trust Account in connection with the exercise of the three one-month extensions of the end of the Completion Window to December 3, 2023.
Administrative Services Agreement
We entered into an agreement to pay an affiliate of our Sponsor a total of $10,000 per month for office space, and secretarial and administrative services provided to members of our management team. Upon completion of the Business Combination or our liquidation, we will cease paying these monthly fees. We incurred $30,000 of such fees for the three months ended September 30, 2023 and 2022, respectively. We incurred $90,000 of such fees for the nine months ended September 30, 2023 and 2022, respectively. Effective November 15, 2023, the parties have agreed to terminate the administrative support agreement without any further obligations of the parties.

NOTE 12 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.